Income tax - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Balance at beginning of the year	¥ 249,347	¥ 115,143	¥ 45,618
Additions	69,282	153,830	80,468
Reversals	89,448	19,626	10,943
Balance at end of the year	¥ 229,181	¥ 249,347	¥ 115,143